Prepayment and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepayment and Other Current Assets, Net [Abstract]
Schedule of Prepayment and Other Current Assets

As of December 31, 2025 and 2024, prepayment and other current assets consisted of the following:

	As of December 31,
	2025	2024
Advances to vendors	$44,818	$32,907
Staff advance	-	85
Others	4	38
Subtotal	44,822	33,030
Less: allowance for credit loss and allowance	-	(2,196)
Prepayment and other assets, net	$44,822	$30,834

Schedule of Allowance for Expected Credit Losses

For the years ended December 31, 2025, 2024 and 2023, the movement of allowance for expected credit losses is as the following:

	For the Years Ended December 31,
	2025	2024	2023
Opening balance	$2,196	$2,257	$-
Provision for expected credit losses	82	-	2,263
Reversal of expected credit losses	(2,230)	-	-
Writing off against other receivables	(82)	-	-
Foreign exchange adjustment	34	(61)	(6)
Ending balance	$-	$2,196	$2,257